Share-based plans (Details) - MB LTIP 2024+ € in Thousands	Mar. 01, 2025 EUR (€) EquityInstruments item
Share-based plans
Number of shares allocated | EquityInstruments	230,873
Performance period (in years)	3 years
Number of performance targets | item	3
Total allocation value as determined by the Supervisory Board | €	€ 8,835